BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.5%
Banks — 5.7%
First Horizon Corp.	282,620	6,390,038
JPMorgan Chase & Co.	53,954	17,018,711
		23,408,749
Capital Goods — 10.2%
AECOM	51,048	6,660,233
Carrier Global Corp.	60,100	3,587,970
GE Vernova, Inc.	11,519	7,083,033
Hubbell, Inc.	16,276	7,003,725
Ingersoll Rand, Inc.	90,064	7,441,088
Johnson Controls International PLC	41,952	4,612,622
Trane Technologies PLC	12,177	5,138,207
		41,526,878
Commercial & Professional Services — 3.0%
Veralto Corp.	54,924	5,855,448
Waste Management, Inc.	28,379	6,266,934
		12,122,382
Consumer Discretionary Distribution & Retail — 4.4%
Amazon.com, Inc.(a)	82,398	18,092,129
Consumer Staples Distribution & Retail — 4.5%
Costco Wholesale Corp.	12,032	11,137,180
Walmart, Inc.	70,086	7,223,063
		18,360,243
Financial Services — 6.2%
CME Group, Inc.	22,169	5,989,842
Mastercard, Inc., Cl. A	15,361	8,737,491
The Goldman Sachs Group, Inc.	13,281	10,576,324
		25,303,657
Food, Beverage & Tobacco — .7%
Darling Ingredients, Inc.(a)	91,893	2,836,737
Health Care Equipment & Services — 8.2%
Abbott Laboratories	44,025	5,896,708
Alcon AG	63,150	4,705,306
Boston Scientific Corp.(a)	82,458	8,050,375
Dexcom, Inc.(a)	56,803	3,822,274
IDEXX Laboratories, Inc.(a)	11,290	7,213,068
UnitedHealth Group, Inc.	10,362	3,577,999
		33,265,730
Household & Personal Products — 1.0%
The Estee Lauder Companies, Inc., Cl. A	48,286	4,254,962
Insurance — 4.1%
Aon PLC, Cl. A	15,618	5,569,066
Assurant, Inc.	25,162	5,450,089
RenaissanceRe Holdings Ltd.	21,848	5,547,863
		16,567,018
Materials — 2.9%
Crown Holdings, Inc.	43,491	4,200,796

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Materials — 2.9% (continued)
International Paper Co.	67,605	3,136,872
Linde PLC	9,382	4,456,450
		11,794,118
Media & Entertainment — 4.3%
Alphabet, Inc., Cl. A	72,253	17,564,704
Pharmaceuticals, Biotechnology & Life Sciences — 3.1%
AbbVie, Inc.	30,485	7,058,497
Thermo Fisher Scientific, Inc.(a)	11,860	5,752,337
		12,810,834
Semiconductors & Semiconductor Equipment — 13.5%
Broadcom, Inc.	17,763	5,860,192
Micron Technology, Inc.	48,532	8,120,374
NVIDIA Corp.	219,262	40,909,904
		54,890,470
Software & Services — 15.9%
Bentley Systems, Inc., Cl. B	76,234	3,924,526
HubSpot, Inc.(a)	7,851	3,672,698
Intuit, Inc.	14,974	10,225,894
Microsoft Corp.	64,357	33,333,708
Oracle Corp.	12,510	3,518,312
ServiceNow, Inc.(a)	6,048	5,565,854
Synopsys, Inc.(a)	8,879	4,380,810
		64,621,802
Technology Hardware & Equipment — 8.4%
Apple, Inc.	109,005	27,755,943
TE Connectivity PLC	29,409	6,456,158
		34,212,101
Utilities — 3.4%
Constellation Energy Corp.	24,851	8,177,719
NextEra Energy, Inc.	76,619	5,783,968
		13,961,687
Total Common Stocks (cost $222,084,255)		405,594,201

	1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $2,482,416)	4.28	2,482,416	2,482,416
Total Investments (cost $224,566,671)		100.1%	408,076,617
Liabilities, Less Cash and Receivables		(.1%)	(284,634)
Net Assets		100.0%	407,791,983

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
September 30, 2025 (Unaudited)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	405,594,201	—	—	405,594,201
Investment Companies	2,482,416	—	—	2,482,416
	408,076,617	—	—	408,076,617

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2025, accumulated net unrealized appreciation on investments was $183,509,946, consisting of $194,771,031 gross unrealized appreciation and $11,261,085 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.